First Trust Multi-Strategy Alternative ETF Investment Strategy - First Trust Multi-Strategy Alternative ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by allocating its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) over various market cycles. The alternative asset categories and strategies the Fund may employ include, but are not limited to, hedged equity, long/short, event driven, managed futures, commodities, real estate, opportunistic fixed income, relative value, currencies and global macro. A description of each is set forth below. The Fund will primarily gain exposure to these alternative asset categories and strategies through investments in exchange-traded products (“ETPs”) (including ETFs, exchange-traded notes (“ETNs”) and trusts backed by physical commodities or currencies). Alternative asset categories are those other than traditional equity, fixed income and cash. Alternative investment strategies are typically considered those that allocate capital based on investment approaches other than a traditional “long-only” approach. The market segments and strategies represented in ETPs that hold these asset classes or utilize these investment approaches typically have a lower correlation to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) and have performance and volatility characteristics that are affected by factors that may differ from those that determine the general direction of the equity and fixed income markets. Exposure to these alternative asset categories and investment strategies may help diversify risk, enhance returns or generate higher yield than traditional investments. The alternative asset categories and strategies to which the Fund may have exposure include, but are not limited to, hedged equity, long/short, event driven, managed futures, commodities, real estate, opportunistic fixed income, relative value, currencies and global macro. A brief description of each is set forth below: ●Hedged Equity: a strategy that seeks to participate in the upside of the equity markets while maintaining a hedge to reduce the amount of loss in the event of a decline in the market value of equity securities. ●Long/Short: a strategy that seeks to gain exposure (both long and short) to an asset class, seeking to profit by the long positions rising (falling) by more (less) than the short securities. ●Event Driven: a strategy that seeks to exploit pricing inefficiencies that may occur before or after a corporate event, such as a merger, acquisition or bankruptcy. ●Managed Futures: a strategy that uses an actively managed portfolio of long and short futures contracts that seeks to benefit from trends in the asset classes represented by the futures contracts. Such futures contracts may be on commodities, currencies, U.S. and global equity indices, U.S. and global bonds, and U.S. and global interest rate indices. ●Commodities: a strategy that seeks to benefit from changes in value of physical commodities by investing in commodity-related futures contracts. ●Real Estate: a non-traditional asset class composed of securities that provide exposure to the real estate market. ●Opportunistic Fixed Income: a strategy that seeks to benefit from investments in the fixed income markets that are not tethered to traditional fixed income benchmarks including unconstrained bonds, non-traditional bonds (e.g., convertible securities, mortgage-related securities and high yield or "junk" bonds), long/short fixed income, credit opportunities, asset-backed and relative value fixed income. ●Relative Value: a strategy that seeks to exploit a valuation discrepancy in the relationship between multiple securities by buying and selling different securities, sometimes simultaneously. ●Currencies: a strategy that provides investors exposure to the relative value of a currency or basket of currencies or strategies that are used for gaining exposure to potential changes in currency exchange rates. ●Global Macro: a strategy that focuses on opportunities driven by top down themes, trends or dislocations often driven by economics, monetary policy, fiscal or political policies impacting capital markets as opposed to individual security attributes. In selecting the Fund’s portfolio, the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), first identifies alternative asset categories or strategies and the ETPs in which those asset categories and strategies are offered. Each potential ETP is then evaluated on a number of characteristics, including its correlation to traditional asset classes, its total return profile, its standard deviation of returns and other exposures the Advisor believes are relevant. Once complete, the Advisor incorporates market-related data to analyze the broader macroeconomic landscape. This information informs the Advisor’s decision on how best to position the exposures in the Fund’s portfolio. The Advisor then constructs multiple prospective portfolios to help evaluate various risk/return considerations. This process facilitates the Advisor’s selection of the Fund’s portfolio in accordance with the Fund’s portfolio objective, risk environment and compliance guidelines. The Fund may invest in ETPs that hold a broad range of equity and fixed income securities. An underlying ETP's equity exposure may include investments in common and preferred stock issued by small, mid, or large capitalization U.S. and non-U.S. corporations, real estate investment trusts ("REITs"), master limited partnerships ("MLPs") and depositary receipts. An underlying ETP's fixed income exposure may include investments in asset-backed securities, bank loans, collateralized loan obligations ("CLOs"), credit default swaps, U.S. corporate bonds, mortgage-related securities, municipal securities, restricted securities (such as Rule 144A securities), securities issued by non-U.S. corporations and governments, securities issued or guaranteed by the U.S government or its agencies, instrumentalities or government-sponsored entities, and other debt securities bearing fixed, floating or variable interest rates of any maturity or credit quality. The Fund may hold ETPs that invest principally in securities rated below investment grade by one or more nationally recognized statistical rating organizations (commonly referred to as “high yield” or “junk” bonds). An underlying ETP's investments in asset-backed securities and mortgage-related securities may include non-agency, non-government sponsored entity securities and other privately-issued securities. An underlying ETP may also utilize derivatives instruments, including forwards, futures, options and swaps, for a variety of reasons, including providing short or long exposure to various assets, indexes or interest rates and to hedge risks. Such ETPs may also use derivatives to gain leveraged exposure to their reference asset. To the extent that the Advisor wishes to provide the Fund exposure to a particular asset category or investment strategy through an ETP, the Advisor will give preference to ETPs to which it also serves as investment advisor, even in circumstances where an unaffiliated ETP that offers exposure to the same asset class or investment strategy may have lower fees or better performance over certain time periods. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).